Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net income	$ 1,096	$ 1,286
Items not involving current cash flows	1,857	1,642
Profit loss after adjustment of non cash items	2,953	2,928
Changes in operating assets and liabilities	681	221
Cash provided from operating activities	3,634	3,149
INVESTMENT ACTIVITIES
Fixed asset additions	(2,178)	(2,500)
Increase in investments, other assets and intangible assets	(617)	(562)
Acquisitions	(86)	(1,504)
Increase in public and private equity investments	(12)	(11)
Net cash inflow (outflow) from disposal of facilities	82	(48)
Proceeds from dispositions	219	122
Cash used for investing activities	(2,592)	(4,503)
FINANCING ACTIVITIES
Issues of debt	778	2,083
Issue of Common Share on exercise of stock options	30	20
Contributions to subsidiaries by non-controlling interests	0	11
Tax withholdings on vesting of equity awards	(8)	(11)
Dividends paid to non-controlling interests	(46)	(74)
(Decrease) Increase in short-term borrowings	(182)	487
Repurchase of Common Shares	(207)	(13)
Dividends	(539)	(522)
Repayments of debt	(815)	(644)
Cash (used for) provided from financing activities	(989)	1,337
Effect of exchange rate changes on cash and cash equivalents	(4)	(19)
Net increase (decrease) in cash and cash equivalents during the year	49	(36)
Cash and cash equivalents, beginning of year	1,198	1,234
Cash and cash equivalents, end of year	$ 1,247	$ 1,198